Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the Partnership in which the Real Property Account invests, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the Partnership, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.